Share-based compensation - RSU Plan and Escrow Shares (Details) - shares	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
RSU
Reconciliation Of Changes In Other Equity Instruments [Abstract]
Number of shares balance, beginning of period (in shares)	687,747	486,335
Number of shares granted (in shares)	918,688	687,747
Number of shares vested and issued (in shares)	(687,747)	(486,335)
Number of shares balance, end of the period (in shares)	918,688	687,747
Escrow Shares
Reconciliation Of Changes In Other Equity Instruments [Abstract]
Number of shares balance, beginning of period (in shares)	0	541,616
Number of shares forfeited or expired (in shares)	0	(90,933)
Released from escrow (in shares)	0	(450,683)
Number of shares balance, end of the period (in shares)	0	0